September 4, 1998

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Dreyfus Insured Municipal Bond Fund, Inc.
          File No.:  811-4237
          CIK No.:  0000763897

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Fund's form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on August 24, 1998.


                                        Very truly yours,

                                        /S/ MICHELE AMANTE

                                        Michele Amante



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